CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Revenues
Wholesale energy	$ 2,181		$ 203		$ 1,808		$ 2,909		$ 3,976
Retail energy	831		913		84		51		78
Revenue to affiliates	14		68		1,243		1,027		844
Energy-related businesses	404		469		601		527		448
Total Operating Revenues	3,430	[1]	1,653	[1]	3,736		4,514		5,346
Operation
Fuel	945		953		1,196		1,049		965
Energy purchases	588		(893)		209		1,171		1,821
Operation and maintenance	759		746		1,007		1,026		997
Loss on lease termination					0		697		0
Impairments	479		0
Depreciation	259		225		297		299		272
Taxes, other than income	49		45		57		53		55
Energy-related businesses	385		451		573		512		432
Total Operating Expenses	3,464		1,527		3,339		4,807		4,542
Operating Income (Loss)	(34)		126		397		(293)		804
Other Income (Expense) - net	11		23		30		32		19
Interest Expense	146		95		124		159		158
Income (Loss) from Continuing Operations Before Income Taxes	(169)		54		303		(420)		665
Income Taxes	49		16		116	[2]	(159)	[2]	236	[2]
Income (Loss) from Continuing Operations After Income Taxes	(218)		38		187		(261)		429
Income (Loss) from Discontinued Operations (net of income taxes)	(61)		10		223		32		46
Net Income (Loss)					410		(229)		475
Net Income (Loss) Attributable to Noncontrolling Interests					0		1		1
Net Income (Loss)	(279)		48		410		(230)		474
Amounts Attributable to Shareowners:
Income from Continuing Operations After Income Taxes					187		(262)		428
Income (Loss) from Discontinued Operations (net of income taxes)					223		32		46
Net income (loss)	$ (279)		$ 48		$ 410		$ (230)		$ 474

[1]	Includes unrealized gains and losses from derivatives. See Note 13 for additional information.
[2]	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.